EMPLOYEE BENEFITS (Tables)	12 Months Ended
Jun. 30, 2026
Classes of employee benefits expense [abstract]
Share-based payment expense - ELTI and DSP schemes

Amounts in R million	Note	2026	2025	2024

Share-based payment expense – ELTI scheme		21.3	30.1	26.4
Share-based payment expense – DSP scheme		20.4	—	—
Total share-based payment expense	5.2	41.7	30.1	26.4

Percentage of performance shares vesting

Percentile of peers	% of performance shares vesting

< 25th percentile	0%
25th to < 50th percentile	25%
50th to < 75th percentile	75%
≥ 75th percentile	100%

TSR performance in relation to percentiles of peer groups performance

Reconciliation of the number of conditional shares	2026		2025
	Number of Shares	Volume weighted average price R per share	Number of Shares	Volume weighted average price R per share

Opening balance	10,132,081		10,506,564
Granted – 20 October 2024	—		2,816,040
Vested[1]	(3,235,335)	45.55	(936,779)	22.07
Forfeited	(646,624)		(67,931)
Expired[1]	(1,386,573)		(2,185,813)
Closing balance	4,863,549		10,132,081
	—
Vesting on	4,863,549		10,132,081
19 October 2025	—		4,621,908
25 October 2026	2,358,286		2,694,133
22 October 2027	2,505,263		2,816,040

[1]70% of the total grant vested as a result of performance conditions being met, with the balance having expired (2025: 30% vested). The settlement of the vesting was made through a combination of 2,153,302 treasury shares and 1,082,033 new share issue on 20 October
2025.

Monte Carlo simulation pricing model and key inputs

Grant date	22 October 2024	25 October 2023
Vesting date	22 October 2027	25 October 2026

Weighted average fair value of 80% performance shares[1]	15.09	7.72
Weighted average fair value of 20% retention shares	21.18	16.24
Expected term (years)	3	3
Grant date share price of a DRDGOLD share	21.81	16.89
Expected dividend yield	0.98%	1.30%
Expected volatility[2]	42.12%	44.55%
Expected risk free rate	7.42%	8.27%
[1]The performance conditions are included in the measurement of the grant date fair value as they are classified as market-based performance conditions.
[2]Expected volatility has been based on an evaluation of the historical volatility of DRDGOLD’s share price, commensurate with the expected term of the options.

Schedule of DSP share scheme

Reconciliation of the number of deferred shares	2026
	Number of Shares	Weighted average price R per share
Opening balance	—
Granted – 13 August 2025	1,726,955	27.42
Forfeited	(163,322)

Closing balance	1,563,633

Vesting on	1,563,633
13 August 2026	462,165
13 August 2027	462,165
13 August 2028	462,165
13 August 2029	88,569
13 August 2030	88,569

Key management personnel remuneration

Key management personnel remuneration
Amounts in R million	Note	2026	2025	2024

Board fees paid		7.6	7.8	7.9
Salaries paid		124.5	104.9	93.2
Short term incentives relating to this cycle		110.3	98.2	94.0
Share-based payment expense	18.1	41.7	30.1	26.4
		284.1	241.0	221.5